Related party transactions (Details) - Beijing Dasheng Zhixing Technology Co., Ltd - Angel investors - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Term of agreement	5 years
Fair value of service received		¥ 384	¥ 1,636